Share capital - Summary of Compulsory Convertible Preference Shares (Detail) - Convertible Preference Shares [member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Reconciliation Of Outstanding Share Capital [line Items]
Beginning balance, shares	60,000,000	0
Increase during the year	0	60,000,000
Ending balance, shares	60,000,000	60,000,000
Beginning balance	₨ 25,500	₨ 0
Increase during the year	0	25,500
Ending balance	₨ 25,500	₨ 25,500